SUBSEQUENT EVENT (Detail Textuals) $ in Millions	Feb. 14, 2022 ₪ / shares	Feb. 14, 2022 USD ($)	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Subsequent Event [Line Items]
Ordinary shares, par value			₪ 0.1	₪ 0.1
Subsequent Event [Member] | Lynrock Lake Master Fund LP [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	₪ 0.10
Aggregate principal amount | $		$ 40